Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%